Stockholder's Equity	3 Months Ended
Mar. 31, 2021
Equity [Abstract]
Stockholder's Equity

10. Stockholder’s Equity

On April 7, 2021, the Company filed a Certificate of Incorporation with the state of Delaware (see Note 1) to authorize the Company to issue 50,000,000 shares of common stock and 10,000,000 shares of preferred stock, each with a par value of $0.001.